Property and Equipment (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment	$ 412,736
Property and equipment	296,768	$ 412,736
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment	1,257,353	1,729,517
Additions	7,014	174,670
Disposals	0	(646,834)
Property and equipment	1,264,367	1,257,353
Amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment	844,617	1,396,076
Additions	122,982	95,375
Disposals	0	(646,834)
Property and equipment	967,599	844,617
Medical equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment	35,914
Property and equipment	15,670	35,914
Medical equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment	60,378	197,870
Additions	0	0
Disposals	0	(137,492)
Property and equipment	60,378	60,378
Medical equipment | Amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment	24,464	154,334
Additions	20,244	7,622
Disposals	0	(137,492)
Property and equipment	44,708	24,464
Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment	170,988
Property and equipment	128,909	170,988
Computer equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment	345,941	681,985
Additions	7,014	88,202
Disposals	0	(424,246)
Property and equipment	352,955	345,941
Computer equipment | Amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment	174,953	549,564
Additions	49,093	49,635
Disposals	0	(424,246)
Property and equipment	224,046	174,953
Office Furniture
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment	89,689
Property and equipment	75,021	89,689
Office Furniture | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment	247,438	225,896
Additions	0	21,542
Disposals	0	0
Property and equipment	247,438	247,438
Office Furniture | Amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment	157,749	147,334
Additions	14,668	10,415
Disposals	0	0
Property and equipment	172,417	157,749
Office Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment	32,401
Property and equipment	27,059	32,401
Office Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment	105,229	89,466
Additions	0	15,763
Disposals	0	0
Property and equipment	105,229	105,229
Office Equipment | Amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment	72,828	68,787
Additions	5,342	4,041
Disposals	0	0
Property and equipment	78,170	72,828
Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment	83,744
Property and equipment	50,109	83,744
Leasehold Improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment	498,367	534,300
Additions	0	49,163
Disposals	0	(85,096)
Property and equipment	498,367	498,367
Leasehold Improvements | Amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment	414,623	476,057
Additions	33,635	23,662
Disposals	0	(85,096)
Property and equipment	$ 448,258	$ 414,623